SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

	December 31,	December 31,
	2025	2024
Term deposits	$1,914,901	$4,150,487
RSTICs	656,567	763,895
	$2,571,468	$4,914,382

As at December 31, 2025, the term deposits mature between February 23, 2026 and June 8, 2026 and the RSTICs mature between July 23, 2026 and October 26, 2026.